SUBSEQUENT EVENTS (Details Narrative) - USD ($)				2 Months Ended		3 Months Ended
	May 15, 2025	May 14, 2025	May 13, 2025	Jun. 05, 2025	May 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Subsequent Event [Line Items]
Number of shares issued						62,500
Number of shares issued, value						$ 296,875	$ 774,358
Stock Issued During Period, Shares, Issued for Services						532,913
Common stock issued, shares						29,835,038		29,120,905
Common stock outstanding, shares						29,835,038		29,120,905
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				3,539
Number of shares issued, value				$ 46,007
Stock Issued During Period, Shares, Issued for Services					92,673
Stock Issued During Period, Value, Issued for Services					$ 1,204,749
Purchase of warrants			10,950		47,370
Proceeds from warrant exercises			$ 52,013		$ 225,008
Common stock issued, shares			29,978,212
Common stock outstanding, shares			29,978,212
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued	2,937,500
Initial prepaid advance from related party	$ 4,000,000
Proceeds from investor	$ 587
Shares with fair value	62,500
Fair value	$ 812,500
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued in transaction		8,125,779